CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Common Stock Pacsquare	Common Stock Convertible notes	Common Stock Short-term Merger Financing	Common Stock Merger financing	Common Stock Secured convertible notes	Common Stock Promissory Notes	Common Stock Chardan Note	Common Stock	Additional Paid-in Capital Pacsquare	Additional Paid-in Capital Short-term Merger Financing	Additional Paid-in Capital Merger financing	Additional Paid-in Capital Secured convertible notes	Additional Paid-in Capital Promissory Notes	Additional Paid-in Capital Chardan Note	Additional Paid-in Capital	Subscription Receivable	Accumulated Deficit	Pacsquare	Short-term Merger Financing	Merger financing	Secured convertible notes	Promissory Notes	Chardan Note	Total
Beginning balance at Dec. 31, 2023								$ 8									$ (11,512,884)							$ (11,512,876)
Beginning balance (in shares) at Dec. 31, 2023								83,854
Shares issued as purchase consideration for the assets	$ 1								$ 1,141,499									$ 1,141,500
Shares issued as purchase consideration for the assets (in shares)	5,600
Vested portion of stock based compensation															$ 1,462,650									1,462,650
Founder Shares transferred at closing to non-redemption agreement holders															1,606,279									1,606,279
Founder Shares transferred at closing as consideration for Wilson Davis Acquisition															6,000,000									6,000,000
Founder Shares and warrants transferred to Secured convertible note holders															1,250,698									1,250,698
Shares issued to settle related party advances and promissory notes								$ 3							19,999,800		(15,422,234)							4,577,569
Shares issued to settle related party advances and promissory notes (in shares)								33,333
Common stock no longer subject to redemption															1,195,566									1,195,566
Common stock no longer subject to redemption (in shares)								1,825
Accretion of Common Stock subject to Possible Redemption																	592,577							592,577
Excise taxes related to redemptions																	(539,471)							(539,471)
Shares issued to settled vendor obligations								$ 1							1,459,975									1,459,976
Shares issued to settled vendor obligations (in shares)								5,886
Shares issued as deposit for purchase of the Commercial Bank acquisition															91,200									91,200
Shares issued as deposit for purchase of the Commercial Bank acquisition (in shares)								667
Shares issued as settlement of accrued interest								$ 1							210,549									210,550
Shares issued as settlement of accrued interest (in shares)								2,420
Net (loss) income																	(120,206,947)							(120,206,947)
Ending balance at Jun. 30, 2024								$ 21							110,165,209		(148,274,113)							$ (38,108,883)
Ending balance (in shares) at Jun. 30, 2024								207,585																207,585
Common stock issued to for consulting services															2,578									$ 2,578
Common stock issued to for consulting services (in shares)								200
Shares issued as purchase consideration for the assets	$ 1								122,299									122,300
Shares issued as purchase consideration for the assets (in shares)	8,333
Shares issued as conversion in principle on convertible notes			$ 3				$ 3			$ 367,423				$ 324,997					$ 367,426				$ 325,000
Shares issued as conversion in principle on convertible notes (in shares)			31,035				29,485																29,485
Shares transferred by related parties as settlement for Company obligations under various financial instruments															2,412,930									2,412,930
Shares issued to related party as settlement in related party payable.								$ 5							803,855									803,860
Shares issued to related party as settlement in related party payable. (in shares)								46,471
Shares issued to as additional consideration for delayed payment on merger financing notes															16,340									16,340
Shares issued to as additional consideration for delayed payment on merger financing notes (in shares)								1,267
Shares issued under Tau agreement settled								$ 2							302,998	$ (154,619)								$ 148,381
Shares issued under Tau agreement settled (in shares)								24,092
Shares issued for shares transferred by related party as repayment of shares transferred to cover Company obligations as noted above net of contributed capital for debt assumed (see Note 8)								$ 2							(2)
Shares issued for shares transferred by related party as repayment of shares transferred to cover Company obligations as noted above net of contributed capital for debt assumed (see Note 8) (in shares)								22,292
Shares issued as deposit for purchase of the Commercial Bank acquisition (in shares)																								1,234,990
Net (loss) income																	10,748,033							$ 10,748,033
Ending balance at Sep. 30, 2024								$ 37							114,518,627	(154,619)	(137,526,080)							(23,162,035)
Ending balance (in shares) at Sep. 30, 2024								370,760
Beginning balance at Jun. 30, 2024								$ 21							110,165,209		(148,274,113)							$ (38,108,883)
Beginning balance (in shares) at Jun. 30, 2024								207,585																207,585
Common stock issued to for consulting services								$ 20							44,321									$ 44,341
Common stock issued to for consulting services (in shares)								203,625
Shares issued as conversion in principle on convertible notes				$ 3,493	$ 26			$ 273			$ 14,992,557	$ 509,523			4,574,727					$ 14,996,050	$ 509,549			4,575,000
Shares issued as conversion in principle on convertible notes (in shares)				34,931,855	258,678			2,736,391
Shares transferred by related parties as settlement for Company obligations under various financial instruments									$ 2,412,930									$ 2,412,930
Shares issued to related party as settlement in related party payable.								$ 5							803,855									803,860
Shares issued to related party as settlement in related party payable. (in shares)								46,471
Shares issued to as additional consideration for delayed payment on merger financing notes															16,340									16,340
Shares issued to as additional consideration for delayed payment on merger financing notes (in shares)								1,267
Shares issued under Tau agreement settled								$ 156							1,911,314	(41,089)								1,870,381
Shares issued under Tau agreement settled (in shares)								1,566,885
Shares issued for shares transferred by related party as repayment of shares transferred to cover Company obligations as noted above net of contributed capital for debt assumed (see Note 8)								$ 5							(5)
Shares issued for shares transferred by related party as repayment of shares transferred to cover Company obligations as noted above net of contributed capital for debt assumed (see Note 8) (in shares)								49,574
Shares issued to settled vendor obligations								$ 1							66,503									66,504
Shares issued to settled vendor obligations (in shares)								11,085
Shares issued under stock promotion agreement								$ 10							19,040									19,050
Shares issued under stock promotion agreement (in shares)								100,000
Shares issued as deposit for purchase of the Commercial Bank acquisition								$ 4							43,641									$ 43,645
Shares issued as deposit for purchase of the Commercial Bank acquisition (in shares)								36,070																1,234,990
Rounding up for fractional shares in reverse stock split								86
Net (loss) income																	5,750,293							$ 5,750,293
Ending balance at Jun. 30, 2025								$ 4,016							135,763,445	(41,089)	(142,523,820)							$ (6,797,448)
Ending balance (in shares) at Jun. 30, 2025								40,165,603																40,165,603
Shares issued as conversion in principle on convertible notes				$ 1,592	$ 6,394	$ 58	$ 485				$ 2,678,845	$ 9,585,256	$ 438,864	$ 959,279						$ 2,680,437	$ 9,591,650	$ 438,922	$ 959,764
Shares issued as conversion in principle on convertible notes (in shares)		4,845,072		15,922,008	63,944,332	585,229
Shares issued under Software as a Service License Agreement								$ 36							57,785									$ 57,821
Shares issued under Software as a Service License Agreement (In shares)								356,901
Shares issued for consulting services provided by director.								$ 80							169,840									169,920
Shares issued for consulting services provided by director. (In shares)								800,000
Shares issued under Tau agreement settled (in shares)																							4,845,072
Vested portion of stock based compensation															155,411									155,411
Shares issued to settled vendor obligations								$ 20							39,980									40,000
Shares issued to settled vendor obligations (in shares)								200,000
Shares issued for consulting services								$ 80							169,840									169,920
Shares issued for consulting services provided by director. (In shares)								800,000
Net (loss) income																	(440,294)							(440,294)
Ending balance at Sep. 30, 2025								$ 12,681							$ 149,848,705	$ (41,089)	$ (142,964,114)							$ 6,856,183
Ending balance (in shares) at Sep. 30, 2025								126,819,145																126,819,145